OTHER NON-CURRENT ASSETS (Details) $ in Thousands, ¥ in Millions					12 Months Ended
	Mar. 26, 2019 CNY (¥)	Mar. 26, 2019 USD ($)	Feb. 05, 2019 CNY (¥)	Feb. 05, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 20, 2018 USD ($)	Dec. 31, 2017 USD ($)
OTHER NON-CURRENT ASSETS
Rental deposits					$ 4,027		$ 3,110
Prepayment for investments					20,021
Other non-current assets					24,048		$ 3,110
Business combination, cash consideration					5,515
Loan amount, current					$ 582
Singapore education group | Subsequent events
OTHER NON-CURRENT ASSETS
Acquired interest (as a percent)			77.00%	77.00%
Consideration transferred			¥ 125.0	$ 14,506
Borrower | Singapore education group | Subsequent events
OTHER NON-CURRENT ASSETS
Business combination, cash consideration	¥ 146.2	$ 21,400
Percentage of issued and outstanding shares of common stock	77.00%	77.00%
Borrower | Loan agreement
OTHER NON-CURRENT ASSETS
Loan amount, current						$ 14,506